    							       File No. 33-84546
                                             Filed Pursuant to Rule 497(e) under
                                                      the Securities Act of 1933



                                                                    May 21, 2012

                       PIONEER CULLEN VALUE VCT PORTFOLIO

     Supplement to the Prospectus and Summary Prospectus, each dated May 1, 2012

On August 1, 2012, Pioneer Investment Management, Inc. ("Pioneer") will assume direct responsibility for the day-to-day management of the portfolio. Currently, Pioneer, the portfolio's investment adviser, oversees the portfolio's operations and supervises Cullen Capital Management LLC ("Cullen") as investment subadviser to the portfolio. Cullen will continue to serve as the portfolio's subadviser through July 31, 2012. There will be no changes to the investment objectives or investment strategies of the portfolio as described in the portfolio's Prospectus.

PORTFOLIO MANAGEMENT

On August 1, 2012, Edward T. Shadek, Jr., senior vice president of Pioneer, and John Peckham, senior vice president of Pioneer and co-head of equity research - U.S., will assume the day-to-day management of the portfolio. The portfolio managers may draw upon the research and investment management expertise of the research team, which provides fundamental and quantitative research on companies on a global basis.

Mr. Shadek joined Pioneer in January 2012. Prior to joining Pioneer, he was co-founder and portfolio manager at Shaylor Capital. From 1997 to 2009, Mr. Shadek was senior managing director and deputy head of investments at Putnam Investments. Mr. Peckham joined Pioneer in 2002.

NAME CHANGE

Effective June 30, 2012, the portfolio will be renamed Pioneer Fundamental Value VCT Portfolio.

                                                                   25712-00-0512
                                        (C) 2012 Pioneer Funds Distributor, Inc.
                                             Underwriter of Pioneer mutual funds
                                                                     Member SIPC